Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 996,919	₩ 996,919
Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.30%
Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.60%	4.60%
Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 800,000	₩ 800,000
Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	200,000	200,000
Issuance cost [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ (3,081)	₩ (3,081)